Janus Henderson VIT Adaptive Risk Managed U.S. Equity Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.3%
Aerospace & Defense – 0.5%
Howmet Aerospace Inc	3,766	$116,482
Auto Components – 0.4%
BorgWarner Inc	2,864	89,930
Banks – 10.4%
Bank of Nova Scotia#	3,770	179,339
Bank OZK	3,489	138,025
Canadian Imperial Bank of Commerce#	6,571	287,547
Citizens Financial Group Inc	6,680	229,525
Fifth Third Bancorp	7,157	228,738
Huntington Bancshares Inc/OH	10,267	135,319
KeyCorp	13,591	217,728
Regions Financial Corp	6,208	124,595
Royal Bank of Canada	2,632	236,985
Toronto-Dominion Bank	2,033	124,684
Truist Financial Corp	4,312	187,744
US Bancorp	3,122	125,879
Zions Bancorp NA	454	23,090
		2,239,198
Beverages – 2.3%
Coca-Cola Co	4,110	230,242
Keurig Dr Pepper Inc	3,690	132,176
PepsiCo Inc	828	135,179
		497,597
Biotechnology – 2.2%
AbbVie Inc	1,502	201,583
Gilead Sciences Inc	2,050	126,465
Vertex Pharmaceuticals Inc*	475	137,532
		465,580
Building Products – 2.8%
AO Smith Corp	3,251	157,934
Johnson Controls International PLC	4,440	218,537
Masco Corp	4,960	231,582
		608,053
Capital Markets – 6.3%
Ares Capital Corp	3,458	58,371
Bank of New York Mellon Corp	3,353	129,158
Blue Owl Capital Inc	22,437	207,094
Brookfield Asset Management Inc - Class A	2,200	89,958
Franklin Resources Inc	7,987	171,880
FS KKR Capital Corp	15,085	255,691
Jefferies Financial Group Inc	7,685	226,708
Nasdaq Inc	1,761	99,813
S&P Global Inc	375	114,506
		1,353,179
Chemicals – 1.5%
Corteva Inc	2,245	128,302
Huntsman Corp	2,485	60,982
LyondellBasell Industries NV	1,634	123,008
		312,292
Communications Equipment – 0.7%
Cisco Systems Inc	2,434	97,360
Juniper Networks Inc	2,370	61,904
		159,264
Containers & Packaging – 1.7%
Berry Global Group Inc*	2,545	118,419
International Paper Co	5,066	160,592
Westrock Co	2,727	84,237
		363,248
Diversified Consumer Services – 0.5%
Service Corp International/US	1,772	102,315
Diversified Financial Services – 0.6%
Berkshire Hathaway Inc*	483	128,971
Diversified Telecommunication Services – 1.5%
AT&T Inc	8,282	127,046
Verizon Communications Inc	4,997	189,736
		316,782
Electric Utilities – 5.4%
American Electric Power Co Inc	1,412	122,067

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electric Utilities– (continued)
Exelon Corp	3,220	$120,621
FirstEnergy Corp	5,117	189,329
PG&E Corp*	11,264	140,800
Pinnacle West Capital Corp	1,910	123,214
PPL Corp	8,516	215,881
Southern Co	2,666	181,288
Xcel Energy Inc	901	57,664
		1,150,864
Electrical Equipment – 0.9%
Eaton Corp PLC	765	102,020
Emerson Electric Co	1,113	81,494
		183,514
Electronic Equipment, Instruments & Components – 1.2%
Corning Inc	4,063	117,908
Jabil Inc	2,416	139,427
		257,335
Equity Real Estate Investment Trusts (REITs) – 7.7%
Boston Properties Inc	1,295	97,086
Equinix Inc	170	96,703
Invitation Homes Inc	5,327	179,893
Kimco Realty Corp	5,064	93,228
National Retail Properties Inc	5,509	219,589
Omega Healthcare Investors Inc	4,238	124,979
STORE Capital Corp	9,060	283,850
VICI Properties Inc	7,679	229,218
Weyerhaeuser Co	7,432	212,258
WP Carey Inc	1,714	119,637
		1,656,441
Food & Staples Retailing – 1.5%
Albertsons Cos Inc - Class A	5,048	125,493
Sysco Corp	1,340	94,751
US Foods Holding Corp*	3,533	93,413
		313,657
Food Products – 7.9%
Campbell Soup Co	2,967	139,805
Conagra Brands Inc	6,165	201,164
General Mills Inc	1,950	149,390
Hormel Foods Corp	3,058	138,956
JM Smucker Co	986	135,486
Kellogg Co	2,514	175,125
Kraft Heinz Co	7,116	237,319
McCormick & Co Inc/MD	4,012	285,935
Mondelez International Inc	2,325	127,480
Tyson Foods Inc	1,494	98,499
		1,689,159
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	1,317	127,433
Alcon Inc	1,616	94,019
Boston Scientific Corp*	1,604	62,123
Shockwave Medical Inc*	30	8,342
Stryker Corp	601	121,727
		413,644
Health Care Providers & Services – 1.7%
Cardinal Health Inc	1,636	109,088
HCA Healthcare Inc	668	122,772
Quest Diagnostics Inc	1,059	129,929
		361,789
Hotels, Restaurants & Leisure – 2.8%
Chipotle Mexican Grill Inc*	65	97,679
Texas Roadhouse Inc	1,239	108,115
Wendy's Co	15,785	295,022
Yum! Brands Inc	963	102,405
		603,221
Household Durables – 0.9%
Garmin Ltd	1,215	97,577
Leggett & Platt Inc	2,886	95,873
		193,450
Household Products – 1.1%
Church & Dwight Co Inc	3,178	227,036
Independent Power and Renewable Electricity Producers – 1.5%
AES Corp/VA	2,527	57,110
Atlantica Sustainable Infrastructure PLC	2,072	54,494

Shares or Principal Amounts		Value
Common Stocks– (continued)
Independent Power and Renewable Electricity Producers– (continued)
Vistra Energy Corp	9,959	$209,139
		320,743
Information Technology Services – 1.5%
Cognizant Technology Solutions Corp	3,942	226,428
Paychex Inc	887	99,530
		325,958
Insurance – 6.4%
Aflac Inc	2,303	129,429
Chubb Ltd	1,327	241,355
Fidelity National Financial Inc	7,769	281,238
Manulife Financial Corp	8,234	129,027
MetLife Inc	2,167	131,710
Progressive Corp/The	1,786	207,551
Travelers Cos Inc	843	129,148
Willis Towers Watson PLC	648	130,209
		1,379,667
Leisure Products – 0.4%
Hasbro Inc	1,369	92,298
Life Sciences Tools & Services – 1.0%
Agilent Technologies Inc	997	121,185
Repligen Corp*	486	90,935
		212,120
Machinery – 0.7%
Fortive Corp	1,042	60,749
Ingersoll Rand Inc	2,190	94,739
		155,488
Media – 1.9%
New York Times Co	3,558	102,293
Sirius XM Holdings Inc#	52,169	297,885
		400,178
Mortgage Real Estate Investment Trusts (REITs) – 3.7%
AGNC Investment Corp	22,058	185,728
Annaly Capital Management Inc	12,296	210,999
Blackstone Mortgage Trust Inc - Class A	8,807	205,555
Starwood Property Trust Inc	10,937	199,272
		801,554
Multi-Utilities – 3.4%
CenterPoint Energy Inc	6,455	181,902
Consolidated Edison Inc	2,520	216,115
Dominion Energy Inc	1,710	118,178
Public Service Enterprise Group Inc	2,640	148,447
Sempra Energy	397	59,526
		724,168
Oil, Gas & Consumable Fuels – 3.0%
Enbridge Inc	2,630	97,573
Kinder Morgan Inc/DE	7,922	131,822
Magellan Midstream Partners LP	4,142	196,786
TC Energy Corp#	2,290	92,264
Williams Cos Inc	4,117	117,870
		636,315
Pharmaceuticals – 2.0%
Bristol-Myers Squibb Co	1,989	141,398
Elanco Animal Health Inc*	7,156	88,806
Johnson & Johnson	421	68,775
Merck & Co Inc	1,582	136,242
		435,221
Professional Services – 0.3%
Leidos Holdings Inc	724	63,328
Real Estate Management & Development – 0.6%
CBRE Group Inc*	1,818	122,733
Road & Rail – 1.6%
Canadian National Railway Co#	2,109	227,751
Canadian Pacific Railway Ltd	1,415	94,409
Ryder System Inc	334	25,214
		347,374
Software – 1.3%
Check Point Software Technologies Ltd*	913	102,274
Fortinet Inc*	2,022	99,341
NortonLifeLock Inc	3,673	73,974
Synopsys Inc*	47	14,359
		289,948
Technology Hardware, Storage & Peripherals – 1.5%
Dell Technologies Inc	2,802	95,744

Shares or Principal Amounts		Value
Common Stocks– (continued)
Technology Hardware, Storage & Peripherals– (continued)
HP Inc	4,891	$121,884
NetApp Inc	1,538	95,125
		312,753
Thrifts & Mortgage Finance – 0.4%
New York Community Bancorp Inc#	11,258	96,031
Tobacco – 0.8%
Philip Morris International Inc	2,188	181,626
Trading Companies & Distributors – 0.9%
Fastenal Co	4,208	193,736
Total Common Stocks (cost $22,774,191)		20,894,240
Investment Companies– 3.0%
Exchange-Traded Funds (ETFs) – 2.3%
Schwab US Large-Cap	11,721	496,384
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£	144,457	144,472
Total Investment Companies (cost $685,651)		640,856
Investments Purchased with Cash Collateral from Securities Lending– 3.6%
Investment Companies – 2.9%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	629,015	629,015
Time Deposits – 0.7%
Royal Bank of Canada, 3.0600%, 10/3/22	$157,254	157,254
Total Investments Purchased with Cash Collateral from Securities Lending (cost $786,269)		786,269
Total Investments (total cost $24,246,111) – 103.9%		22,321,365
Liabilities, net of Cash, Receivables and Other Assets – (3.9)%		(844,871)
Net Assets – 100%		$21,476,494

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$20,511,041	91.9%
Canada	1,559,537	7.0
Israel	102,274	0.5
Switzerland	94,019	0.4
Spain	54,494	0.2

Total	$22,321,365	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$1,649	$(80)	$3	$144,472
Investments Purchased with Cash Collateral from Securities Lending - 2.9%
Investment Companies - 2.9%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	3,556∆	-	-	629,015
Total Affiliated Investments - 3.6%	$5,205	$(80)	$3	$773,487

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	296,637	7,409,192	(7,561,280)	144,472
Investments Purchased with Cash Collateral from Securities Lending - 2.9%
Investment Companies - 2.9%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	-	4,443,309	(3,814,294)	629,015

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$20,894,240	$-	$-
Investment Companies	496,384	144,472	-
Investments Purchased with Cash Collateral from Securities Lending	-	786,269	-
Total Assets	$21,390,624	$930,741	$-

Investment Valuation

the Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The the Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the the Fund, please refer to the the Fund’s most recent semiannual or annual shareholder report.

109-35-70319 11-22